Inventories, Net - Schedule of Inventories, Net (Details)	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule Of Inventories Net Abstract
Own-branded apparel products	$ 10,969,298	$ 1,398,789	$ 12,242,282
Less: inventory provision	(3,180,188)	(405,533)	(127,570)	$ (16,267)	$ (92,121)
Total	$ 7,789,110	$ 993,256	$ 12,114,712